CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 1,708,834	$ 1,438,040
Right of use assets	520,651	468,130
Goodwill	869,319	656,256
Other intangible assets	701,425	690,841
Fair value through other comprehensive income financial assets	11	8
Deferred income tax assets	11,064	13,443
Derivative financial instrument assets	165,100	155,196
Trade and other receivables	69,479	36,409
Non-current assets	4,045,883	3,458,323
Current assets
Inventories	42,022	49,222
Income tax receivable	128
Derivative financial instrument assets		27,495
Trade and other receivables	469,130	327,187
Cash and cash equivalents	916,488	585,416
Current assets	1,427,768	989,320
TOTAL ASSETS	5,473,651	4,447,643
Current liabilities
Trade and other payables	499,432	409,493
Provisions for other liabilities and charges	343	3,797
Derivative financial instrument liabilities	3,771	7,285
Income tax payable	68,834	48,703
Borrowings	207,619	186,119
Lease liabilities	50,560	28,246
Current liabilities	830,559	683,643
Non-current liabilities
Trade and other payables	312	9,565
Borrowings	2,401,471	2,017,090
Lease liabilities	325,541	286,501
Provisions for other liabilities and charges	71,598	49,469
Deferred income tax liabilities	118,210	177,184
Non-current liabilities	2,917,132	2,539,809
TOTAL LIABILITIES	3,747,691	3,223,452
EQUITY
Stated capital	5,223,484	4,530,870
Accumulated losses	(2,860,205)	(2,835,390)
Other reserves	(780,272)	(485,505)
Equity attributable to owners of the Company	1,583,007	1,209,975
Non-controlling interest	142,953	14,216
TOTAL EQUITY	1,725,960	1,224,191
TOTAL EQUITY AND LIABILITIES	$ 5,473,651	$ 4,447,643